Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses	$ 502,365	$ 416,246	$ 854,946	$ 922,572	$ 2,419,328	$ 1,305,836
Franchise tax expenses	16,800	50,000	56,200	100,000	143,200	205,992
Loss from operations	(438,665)	(541,246)	(905,646)	(1,172,572)	(2,862,528)	(1,511,828)
Other (expense) income:
Change in fair value of derivative liabilities	(124,200)	(420,210)	(184,210)	(596,160)	(538,200)	10,711,300
Change in fair value of Forward Purchase Agreement Liability		117,438		78,334	86,369
Stock Compensation Expense	(1,109,250)		(1,109,250)
Interest expense – debt discount	(229,834)		(456,449)		(112,054)
Gain on investments held in Trust Account	139,468	629,757	280,590	2,514,748	3,117,552	3,332,546
Gain on forgiveness of deferred underwriting fee payable				273,110	273,110
Total other (expense) income	(1,323,816)	326,985	(1,469,319)	2,270,032	2,826,777	14,043,846
(Loss) Income before income tax expense	(1,762,481)	(214,261)	(2,374,965)	1,097,460	(35,751)	12,532,018
Income tax expense	(25,760)	(169,198)	(47,122)	(585,450)	(615,387)	(624,584)
Net (loss) income	(1,788,241)	(383,459)	(2,422,087)	512,010	(651,138)	11,907,434
Related Party
General and administrative expenses – related party	$ (80,500)	$ 75,000	$ (5,500)	$ 150,000	$ 300,000
Class A Redeemable Common Stock
Other (expense) income:
Weighted average shares outstanding, basic (in Shares)	868,565	2,848,607	934,755	10,327,553	5,965,080	24,000,000
Basic, net (loss) income per common share (in Dollars per share)	$ (0.26)	$ (0.04)	$ (0.35)	$ 0.03	$ (0.05)	$ 0.4
Class A Non-Redeemable Common Stock
Other (expense) income:
Weighted average shares outstanding, basic (in Shares)	5,100,000	5,100,000	5,100,000	2,861,667	3,982,192
Basic, net (loss) income per common share (in Dollars per share)	$ (0.26)	$ (0.04)	$ (0.35)	$ 0.03	$ (0.05)
Class B Common Stock
Other (expense) income:
Weighted average shares outstanding, basic (in Shares)	900,000	900,000	900,000	3,166,667	2,017,808	6,000,000
Basic, net (loss) income per common share (in Dollars per share)	$ (0.26)	$ (0.04)	$ (0.35)	$ 0.03	$ (0.05)	$ 0.4